STOCKHOLDERS' EQUITY (Details) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended					12 Months Ended					1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended		1 Months Ended				12 Months Ended		1 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended			31 Months Ended	1 Months Ended				12 Months Ended			1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended				12 Months Ended
	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2011	Jan. 31, 2013 Warrant agreement amendment [Member]	Jun. 30, 2013 Common stock and warrants [Member]	Mar. 31, 2013 Common stock and warrants [Member]	Dec. 31, 2010 Common stock and warrants [Member]	Jan. 31, 2013 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Sep. 30, 2013 Warrants [Member]	Dec. 31, 2010 Warrants [Member]	Dec. 31, 2010 Warrant Two [Member]	Mar. 31, 2013 Warrant Transaction for Management Consulting Serices [Member]	Aug. 31, 2012 Warrant Transaction for Management Consulting Serices [Member]	Apr. 30, 2012 Warrant Transaction for Management Consulting Serices [Member]	Sep. 30, 2011 Warrant Transaction for Management Consulting Serices [Member]	Dec. 31, 2010 Warrant Transaction for Management Consulting Serices [Member]	Dec. 31, 2008 Warrant Transaction for Management Consulting Serices [Member]	Dec. 31, 2007 Warrant Transaction for Management Consulting Serices [Member]	Jul. 31, 2013 Warrant Transaction for Management Consulting Serices [Member]	Apr. 30, 2007 Warrant Transaction for Management Consulting Serices [Member]	Mar. 31, 2007 Warrant Transaction for Management Consulting Serices [Member]	Apr. 30, 2012 Warrant Transaction for Consulting Services [Member]	Apr. 30, 2010 Warrant Transaction for Consulting Services [Member]	Jul. 31, 2008 Warrant Transaction for Consulting Services [Member]	Dec. 31, 2008 Warrant Transaction for Consulting Services [Member]	Dec. 31, 2007 Warrant Transaction for Consulting Services [Member]	Apr. 30, 2007 Warrant Transaction for Consulting Services [Member]	Mar. 31, 2014 Warrant Transaction for Consulting Services [Member] Subsequent Event [Member]	Dec. 31, 2013 Warrant Transaction for Legal Services [Member]	Dec. 31, 2012 Warrant Transaction for Legal Services [Member]	Jun. 30, 2013 Warrant Transaction for Legal Services [Member]	Mar. 31, 2012 Warrant Transaction for Legal Services [Member]	Dec. 31, 2013 Warrant Transaction for Accounting Services [Member]	Dec. 31, 2012 Warrant Transaction for Accounting Services [Member]	Jun. 30, 2013 Warrant Transaction for Accounting Services [Member]	May 31, 2012 Warrant Transaction for Accounting Services [Member]	Dec. 31, 2008 Warrant Transaction for Consulting Services 2 [Member]	Apr. 30, 2008 Warrant Transaction for Consulting Services 2 [Member]	Jun. 30, 2013 Warrant Transaction for Accounting Services 2 [Member]	Feb. 29, 2012 Warrant Transaction for Accounting Services 2 [Member]	Apr. 30, 2010 Warrant Transaction for Accounting Services 2 [Member]	Jun. 30, 2009 Warrant Transaction for Accounting Services 2 [Member]	Dec. 31, 2010 Warrant Transaction for Accounting Services 2 [Member]	Dec. 31, 2009 Warrant Transaction for Accounting Services 2 [Member]	Mar. 31, 2014 Warrant Transaction for Accounting Services 2 [Member] Subsequent Event [Member]	Jul. 31, 2013 Warrant Transaction for Accounting Services 3 [Member]	Dec. 31, 2013 Warrant Transaction for Accounting Services 3 [Member]	Jun. 30, 2013 Warrant Transaction for Accounting Services 3 [Member]	Dec. 31, 2010 Unit Components [Member]	Jun. 30, 2013 Institutional Investor [Member]	May 31, 2011 Institutional Investor [Member]	Dec. 31, 2013 Institutional Investor [Member]	Dec. 31, 2012 Institutional Investor [Member]	Dec. 31, 2011 Institutional Investor [Member]	Dec. 31, 2013 Institutional Investor [Member]	Feb. 28, 2014 Institutional Investor [Member] Subsequent Event [Member]	Oct. 31, 2013 August 2011 New Employee [Member]	Aug. 31, 2013 August 2011 New Employee [Member]	Aug. 31, 2011 August 2011 New Employee [Member]	Dec. 31, 2013 August 2011 New Employee [Member]	Dec. 31, 2012 August 2011 New Employee [Member]	Dec. 31, 2011 August 2011 New Employee [Member]	Oct. 31, 2013 August 2012 New Employee [Member]	Jul. 31, 2013 August 2012 New Employee [Member]	Aug. 31, 2012 August 2012 New Employee [Member]	Dec. 31, 2013 August 2012 New Employee [Member]	Dec. 31, 2012 August 2012 New Employee [Member]	Mar. 31, 2013 March 2013 New Employee 1 [Member]	Dec. 31, 2013 March 2013 New Employee 1 [Member]	Jun. 30, 2013 March 2013 New Employee 1 [Member]	Dec. 31, 2013 May 2013 New Employee 1 [Member]	May 31, 2013 May 2013 New Employee 1 [Member]	May 31, 2012 May 2013 New Employee 1 [Member]	Dec. 31, 2013 May 2013 New Employee 1 [Member]	Mar. 31, 2014 May 2013 New Employee 1 [Member] Subsequent Event [Member]	May 31, 2013 May 2013 New Employee 2 [Member]	Dec. 31, 2013 May 2013 New Employee 2 [Member]	Jun. 30, 2013 May 2013 New Employee 2 [Member]	Aug. 31, 2013 August 2013 New Employee [Member]	Dec. 31, 2013 August 2013 New Employee [Member]	Jun. 30, 2013 August 2013 New Employee [Member]	Dec. 31, 2013 January 2009 New Employee [Member]	May 31, 2010 January 2009 New Employee [Member]	Jan. 31, 2009 January 2009 New Employee [Member]	Dec. 31, 2009 January 2009 New Employee [Member]	Jun. 30, 2013 January 2009 New Employee [Member]	Jan. 31, 2014 January 2009 New Employee [Member] Subsequent Event [Member]	Feb. 28, 2009 February 2009 New Employee [Member]	Dec. 31, 2009 February 2009 New Employee [Member]	Aug. 31, 2013 August 2013 Director [Member]	Dec. 31, 2013 August 2013 Director [Member]	Jun. 30, 2013 August 2013 Director [Member]	Oct. 31, 2013 October 2013 Director [Member]	Dec. 31, 2013 October 2013 Director [Member]	Jun. 30, 2013 October 2013 Director [Member]	Feb. 29, 2012 February 2012 Director [Member]	Dec. 31, 2013 February 2012 Director [Member]	Dec. 31, 2012 February 2012 Director [Member]	Dec. 31, 2012 Senior Advisor [Member]	Dec. 31, 2013 Senior Advisor [Member]	Dec. 31, 2012 Senior Advisor [Member]	Jun. 30, 2013 Senior Advisor [Member]	Jan. 31, 2014 Senior Advisor [Member] Subsequent Event [Member]	Jun. 30, 2012 June 2012 Director [Member]	Dec. 31, 2013 June 2012 Director [Member]	Dec. 31, 2012 June 2012 Director [Member]	Jun. 30, 2013 June 2012 Director [Member]	Mar. 31, 2012 March 2012 New Employee [Member]	Dec. 31, 2013 March 2012 New Employee [Member]	Dec. 31, 2012 March 2012 New Employee [Member]	Jun. 30, 2013 March 2012 New Employee [Member]	Mar. 31, 2012 March 2012 New Employee 2 [Member]	Dec. 31, 2013 March 2012 New Employee 2 [Member]	Dec. 31, 2012 March 2012 New Employee 2 [Member]	Jun. 30, 2013 March 2012 New Employee 2 [Member]	May 31, 2012 CEO [Member]	Dec. 31, 2013 CEO [Member]	Dec. 31, 2012 CEO [Member]	Jun. 30, 2013 CEO [Member]	Mar. 31, 2014 CEO [Member] Subsequent Event [Member]	Aug. 31, 2012 August 2012 New Employee 2 [Member]	Dec. 31, 2013 August 2012 New Employee 2 [Member]	Dec. 31, 2012 August 2012 New Employee 2 [Member]	Jun. 30, 2013 August 2012 New Employee 2 [Member]	Feb. 28, 2014 August 2012 New Employee 2 [Member] Subsequent Event [Member]	Aug. 31, 2012 2007 Employee Stock Plan [Member]	Jan. 31, 2012 2007 Employee Stock Plan [Member]	Nov. 30, 2008 2007 Employee Stock Plan [Member]	Dec. 31, 2011 2007 Employee Stock Plan [Member]	Dec. 31, 2010 2007 Employee Stock Plan [Member]	Dec. 31, 2009 2007 Employee Stock Plan [Member]	Dec. 31, 2008 2007 Employee Stock Plan [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through warrant				400,000																100,000	500,000	1,000,000						900,000	100,000				10,000				100,000		600,000				464,000				100,000																																																									100,000
Exercise price of warrants				0.73																0.90								0.25	0.92				1.69				1.20		0.73				0.34				0.90																																																									0.715
Fair value of warrant																				$ 4,815	$ 348,000	$ 580,000						$ 604,416	$ 66,936				$ 13,709				$ 97,386		$ 976,193				$ 391,342				$ 48,915																																																									$ 53,313
Shares rescinded/forfeited	400,000			200,000						178,750																																																49,150	62,500					18,750	31,250							7,500				2,500																																																		25,000
Warrant expiration date				Oct. 31, 2013							Sep. 30, 2011	Dec. 31, 2011	Jun. 30, 2013	Mar. 31, 2013		Sep. 30, 2012
Warrant expiration date, transaction two													Sep. 30, 2013	Jun. 30, 2013		Dec. 31, 2012
Warrant expiration extention													3 months	6 months		1 year
Warrant expiration date, number of shares					143,750								335,000
Stock issued to purchase common stock, warrants and monetary compensation							1,500,000
Number of shares purchased						12,500		40,000	375,000		156,250	218,750			400,000		100,000						500,000	380,000																20,000	20,000	10,000				250,000						500,000	1,628,386	3,539,100		5,352,671	200,000																											15,000				10,000																																								250,000
Proceeds from issuance of common stock and warrants						15,625	1,500,000	50,000							100,000		25,000						125,000	95,000	20,000															6,900	6,900	3,450				86,250						478,500	1,800,000	4,849,999		6,849,998	177,660	38,734																									11,250	3,750				2,500																																								162,500
Number of units offered (upper limit)																									5,000																									30
Price per unit																																																		50,000
Number of shares comprising unit																																																		50,000
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)		20,000,000																																																							2,680
Common stock issued to institutional investor as commitment fee, shares																																																			200,000	7,642	27,153	73,160	150,830	103,330	2,741
Common stock issued to institutional investor as commitment fee		170,000	162,896																																																170,000	7,882	34,274	130,813	162,896	168,556	389,678
Common stock reserved for additional commitment fees to the institutional investor																																																			400,000	392,354			301,659	198,329
Option granted, shares (upper limit)																																																												150,000						50,000			75,000				10,000				100,000			25,000					25,000				25,000		50,000			200,000			1,406			125,000					200,000				100,000				25,000				500,000				40,000	100,000					800,000		250,000
Option granted, purchase price																																																												$ 1.01						$ 0.93			$ 1.16				$ 1.03				$ 1.00			$ 0.84					$ 0.25				$ 0.45		$ 0.84			$ 0.93						$ 0.93					$ 0.90				$ 1.69				$ 1.69				$ 1.30				$ 0.92	$ 0.925							$ 0.65
Option granted, value																																																												123,241						37,486			81,076				9,574				80,824			17,852					13,136				9,583		35,704			174,106			1,607			97,692					145,150				168,909				42,227				613,805				30,362	74,486							125,911
Option granted, expiration date																													5 years																															5 years						5 years			10 years				10 years				10 years																											5 years																	10 years
Vesting immediately																													25,000														46,400																																																20,000									31,256				25,000	50,000				25,000				12,500																62,500
Option granted, number of shares vesting in installments																													7,500														23,200																	12,500						6,250			9,375				1,250				25,000														10,000			50,000						7,812				7,500	50,000				25,000				12,500				125,000				10,000	12,500							62,500
Frequency of vesting installments																													Quarterly														Monthly				with 8,333 vesting each month for the first eleven months and 8,337 vesting the twelfth month from date of grant													Quarterly						Every 3 months			Quarterly				Quarterly	vesting in thirteen monthly installments with 3,846 vesting at the beginning of each of the succeeding twelve months commencing June 1, 2012 and 3,848 the thirteenth month expiring in 5 years.			August 1, 2013, October 1, 2013 and quarterly thereafter														Quarterly			Annually						Monthly				Monthly	Annual				In 6 months, 9 months, and 12 months				6 months from grant				Quarterly				Quarterly	Every 3 months							Annually
Beginning date of shares vesting																																																												Nov. 01, 2011																															Oct. 01, 2013			Nov. 01, 2013
Vesting period																																											22 months				12 months													3 years
Plan duration																																											5 years				5 years																																	10 years					5 years				5 years		10 years			10 years						5 years					5 years				10 years				10 years				10 years					5 years
Stock option expense																															13,709			41,738	55,648									213,459	177,883			24,658													13,531	41,156	17,204				6,920	7,137		33,986					2,394			60,399			17,852					13,136				9,583		28,485			50,801				1,607		69,455	28,237				36,287	56,568			29,154	139,755				42,227			151,350	462,455				37,242	15,611						26,648	31,478	61,346	6,439
Stock exercised																																																										38,350			38,350
Stock outstanding																																10,000				100,000				414,000									100,000																						75,000								100,000			25,000					10,000						50,000			200,000							125,000					200,000				100,000				25,000				500,000					100,000
Consulting Expense																		$ 154,667	$ 773,333							$ 170,451	$ 433,966											$ 976,193